Offerings - Offering: 1	May 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,097,822
Proposed Maximum Offering Price per Unit	85.26
Maximum Aggregate Offering Price	$ 93,600,303.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,926.20
Offering Note	(1) Consists of up to: (i) 1,000,000 additional shares of Common Stock that may be allocated to plan participants under Bread Financial 401(k) Plan, as amended (the "401(k) Plan"); and (ii) 97,822 shares of Common Stock that remained available for allocation to plan participants under the Alliance Data Systems 401(k) and Retirement Savings Plan (as succeeded by the 401(k) Plan) as of March 31, 2026 (subject to adjustment for any subsequent allocations). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock that may become issuable under the 401(k) Plan as a result of stock splits, stock dividends or similar transactions. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is estimated to be $85.26, based on the average of the high sales price (i.e., $86.42) and the low sales price (i.e., $84.09) for the Common Stock on the New York Stock Exchange on May 19, 2026.